Property and Equipment - Schedule of Property and Equipment (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Furniture and fixtures	$ 3,389	$ 1,841	$ 1,192
Office equipment	24,092		649
Production equipment	27,481
Total property and equipment	(1,840)	1,841	1,841
Less: Accumulated depreciation	25,641	(1,213)	(1,013)
Property and equipment, net		828	828
Impairment expense	25,641	(828)
Property and equipment, net	$ 25,641		$ 828